Investments in Equity Accounted Investees - Summary of Financial Information of Significant Associate (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of associates [Line Items]
Total assets	₩ 35,759,298	₩ 35,686,019
Current assets	9,503,186	9,444,035
Non-current assets	26,256,112	26,241,984
Total liabilities	26,988,754	24,366,792
Current liabilities	13,885,028	13,961,520
Non-current liabilities	13,103,726	10,405,272
Revenue	21,330,819	26,151,781	₩ 29,878,043
Profit (loss) for the year	(2,576,729)	(3,195,585)	1,333,544
Other comprehensive loss	70,306	40,947	701,612
Total comprehensive income (loss) for the year	(2,506,423)	(3,154,638)	2,035,156
Paju Electric Glass Co., Ltd. [member]
Disclosure of associates [Line Items]
Total assets	109,992	136,784
Current assets	94,705	98,490
Non-current assets	15,287	38,294
Total liabilities	47,875	29,118
Current liabilities	47,459	28,332
Non-current liabilities	416	786
Revenue	184,880	319,264	425,516
Profit (loss) for the year	(2,655)	6,192	13,364
Other comprehensive loss	(4,894)	(10,216)	(1,258)
Total comprehensive income (loss) for the year	₩ (7,549)	₩ (4,024)	₩ 12,106